Reportable Segments Reportable Segments (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Homebuilding									$ 498,915	$ 243,171	$ 114,973
Amenity and other									12,385	10,146	10,206
Land sales									6,466	32,596	16,303
Total revenues									517,766	285,913	141,482
Homebuilding cost of revenues									405,538	198,885	91,519
Selling, general and administrative expenses									79,586	50,305	35,638
Amenity and other									10,702	10,949	13,773
Land sales									823	22,003	8,111
Operating income (loss)									38,017	19,712	8,135
Unallocated income (expenses):
Interest income and other									154	447	2,218
Equity in earnings (loss) from unconsolidated entities	$ (6)	$ (5)	$ 171	$ (6)	$ (6)	$ (5)	$ (6)	$ 1	154	(16)	(101)
Interest expense									(9,039)	(5,805)	(2,830)
Income (loss) before income taxes	16,340	5,520	(4,466)	(5,008)	1,605	678	(2,253)	(1,633)	12,386	(1,603)	(8,272)
Less: income tax expense	(436)	0	0	0					(436)	0	0
Net income attributable to non-controlling interests in consolidated entities	0	0	0	0	0	0	36	293	0	329	1,205
Net income (loss) and comprehensive income (loss) attributable to AV Homes stockholders	15,904	$ 5,520	$ (4,466)	$ (5,008)	1,605	$ 678	$ (2,289)	$ (1,926)	11,950	(1,932)	(9,477)
Assets	736,139				663,151				736,139	663,151
Land inventories	582,531				383,184				582,531	383,184
Property and equipment, net	34,973				36,922				34,973	36,922
Investments in unconsolidated entities	1,172				17,991				1,172	17,991
Receivables	7,178				2,906				7,178	2,906
Prepaid expenses and other assets	17,144				15,245				17,144	15,245
Goodwill	19,295				6,071				19,295	6,071
Florida
Unallocated income (expenses):
Depreciation									2,400	2,400	2,100
Goodwill	6,100								6,100
Arizona
Unallocated income (expenses):
Depreciation									0	100	100
Carolinas
Unallocated income (expenses):
Depreciation									100	0	500
Goodwill	13,200								13,200
Segment Reconciling Items [Member]
Unallocated income (expenses):
Cash, cash equivalents and restricted cash	72,900				196,500				72,900	196,500
Land inventories	0				4,600				0	4,600
Property and equipment, net	1,800				2,700				1,800	2,700
Investments in unconsolidated entities	1,200				1,200				1,200	1,200
Receivables	0				2,000				0	2,000
Prepaid expenses and other assets	4,000				4,400				4,000	4,400
Corporate Segment [Member]
Unallocated income (expenses):
Depreciation									600	600	600
Geography Eliminations [Member]
Unallocated income (expenses):
Assets	79,836				211,205				79,836	211,205
Operating Segments [Member] | Florida
Segment Reporting Information [Line Items]
Total revenues									319,111	221,516	100,483
Homebuilding cost of revenues									239,001	156,439	64,726
Selling, general and administrative expenses									38,500	24,388	14,004
Amenity and other									10,587	10,524	11,663
Land sales									823	10,316	5,369
Operating income (loss)									30,200	19,849	4,721
Operating Segments [Member] | Arizona
Segment Reporting Information [Line Items]
Homebuilding									84,378	48,665	33,533
Amenity and other									0	6	420
Land sales									0	14,438	7,046
Total revenues									84,378	63,109	40,999
Homebuilding cost of revenues									71,305	41,261	27,073
Selling, general and administrative expenses									11,981	7,747	5,561
Amenity and other									115	425	2,110
Land sales									0	11,688	2,744
Operating income (loss)									977	1,988	3,511
Operating Segments [Member] | Carolinas
Segment Reporting Information [Line Items]
Homebuilding									114,277	1,288	0
Total revenues									114,277	1,288	0
Homebuilding cost of revenues									95,232	1,183	0
Selling, general and administrative expenses									12,205	2,230	97
Operating income (loss)									6,840	(2,125)	(97)
Segment Reconciling Items [Member]
Unallocated income (expenses):
Interest income and other									154	447	2,499
Equity in earnings (loss) from unconsolidated entities									154	(16)	(101)
Corporate general and administrative expenses									(16,900)	(15,941)	(15,975)
Interest expense									(9,039)	(5,805)	(2,830)
Income (loss) before income taxes									12,386	(1,603)	(8,272)
Less: income tax expense									(436)	0	0
Net income attributable to non-controlling interests in consolidated entities									0	329	1,205
Homebuilding [Member] | Operating Segments [Member] | Florida
Segment Reporting Information [Line Items]
Homebuilding									300,260	193,218	81,440
Amenity [Member] | Operating Segments [Member] | Florida
Segment Reporting Information [Line Items]
Amenity and other									12,385	10,140	9,786
Land Sales [Member] | Operating Segments [Member] | Florida
Segment Reporting Information [Line Items]
Land sales									6,466	18,158	$ 9,257
Florida | Reportable Geographical Components [Member]
Unallocated income (expenses):
Assets	328,233				278,091				328,233	278,091
Arizona | Reportable Geographical Components [Member]
Unallocated income (expenses):
Assets	175,929				145,380				175,929	145,380
Carolinas | Reportable Geographical Components [Member]
Unallocated income (expenses):
Assets	$ 152,141				$ 28,475				$ 152,141	$ 28,475